KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Internet Portfolio
Consolidated Portfolio of Investments - September 30, 2019 (Unaudited)

COMMON STOCKS - 53.88%	Shares	Value
Administrative and Support Services - 5.30%
CreditRiskMonitor.com, Inc.[f]	780	$1,092
PayPal Holdings, Inc.*[c]	63,000	6,526,170
		6,527,262
Broadcasting (except Internet) - 1.08%
The E.W. Scripps Company - Class A	40,000	531,200
MSG Networks, Inc. - Class A*	49,100	796,402
		1,327,602
Credit Intermediation and Related Activities - 2.08%
LendingTree, Inc.*	8,233	2,555,770

Data Processing, Hosting, and Related Services - 5.39%
IHS Markit Limited*	200	13,376
MasterCard, Inc. - Class A	7,000	1,900,990
Verisk Analytics, Inc.	7,000	1,106,980
Visa, Inc. - Class A	21,000	3,612,210
		6,633,556
Management of Companies and Enterprises - 0.27%
Galaxy Digital Holdings Ltd.*	112,000	130,188
Icahn Enterprises LP	3,100	199,020
		329,208
Nonstore Retailers - 0.07%
Expedia Group, Inc.	648	87,098

Oil and Gas Extraction - 11.10%
Texas Pacific Land Trust[c]	21,026	13,657,859

Other Information Services - 6.34%
Alphabet, Inc. - Class A*	3,200	3,907,648
Alphabet, Inc. - Class C*	3,200	3,900,800
		7,808,448
Other Motor Vehicle Dealers - 0.01%
Copart, Inc.*	100	8,033

Other Professional, Scientific, and Technical Services - 0.40%
GMO Internet, Inc.	28,400	487,495

Other Telecommunications - 3.32%
Liberty Broadband Corporation - Series A*	8,000	836,160
Liberty Broadband Corporation - Series C*	7,600	795,492
Liberty Global plc - Series C*	59,800	1,422,642
Liberty Latin America Limited - Class C*	16,496	281,999
Liberty Media Corp.-Liberty SiriusXM - Class A*	18,000	748,260
		4,084,553
Professional, Scientific, and Technical Services - 7.56%
CACI International, Inc. - Class A*[c]	29,200	6,752,792
Cookpad, Inc.*	276,000	770,886
ManTech International Corporation - Class A	25,000	1,785,250
		9,308,928
Promoters of Performing Arts, Sports, and Similar Events - 3.50%
The Madison Square Garden Company - Class A*	16,366	4,312,768

Satellite Telecommunications - 0.37%
DISH Network Corp. - Class A*	2,728	92,943
EchoStar Corporation - Class A*	9,000	356,580
		449,523
Securities and Commodity Exchanges - 0.60%
Cboe Global Markets, Inc.	6,424	738,182

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 5.49%
CME Group, Inc.	4,180	883,401
MarketAxess Holdings, Inc.	5,000	1,637,500
OTC Markets Group, Inc. - Class A	116,985	4,240,706
		6,761,607
Spectator Sports - 1.00%
Liberty Media Corp.-Liberty Braves - Class A*	8,000	222,640
Liberty Media Corp.-Liberty Braves - Class C*	8,000	222,000
Liberty Media Corp.-Liberty Formula One - Class A*	20,000	791,800
		1,236,440
TOTAL COMMON STOCKS
(cost $60,012,192)		66,314,332

UNIT INVESTMENT TRUST - 18.47%
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 18.47%
Grayscale Bitcoin Trust*^[c]	2,146,599	22,732,483

TOTAL UNIT INVESTMENT TRUST
(cost $6,343,419)		22,732,483

	Principal
ESCROW NOTES - 0.00%	Amount
Other Telecommunications - 0.00%
Adelphia Communications Corp. Preferred*+a	$190,000	-
TOTAL ESCROW NOTES
(cost $0)		-

SHORT-TERM INVESTMENTS - 27.74%
U.S. Treasury Obligations - 27.74%
United States Treasury Bills^[f]
Maturity Date: 10/01/2019, Yield to Maturity 1.98%	34,147,000	34,147,000
TOTAL SHORT-TERM INVESTMENTS
(cost $34,147,000)		34,147,000

TOTAL INVESTMENTS - 100.09%
(cost $100,502,611)		$123,193,815
_____________________________________________________________
Percentages are stated as a percent of net assets.

*	- Non-income producing security.
^
- This security or a portion of this security was out on loan at September 30, 2019. Total loaned securities had a market value of $32,720,437 at September 30, 2019.
The remaining contractual maturities of all of the securities lending transactions were overnight and continuous. The total collateral for the loaned securities was cash in the amount of $33,130,239.

+	- Security is considered illiquid and was fair valued. The aggregate value of such securities is $0 or 0.00% of net assets.
[a]	- Value determined using significant unobservable inputs.
[c]	- Significant Investment - Greater than 5% of net assets.
[f]	- Level 2 Investment.

Security Valuation

Master Portfolios and Spin-off Fund equity securities that are listed on a securities exchange for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. All equity securities, including exchange-traded funds, that are traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) are valued using the NASDAQ Official Closing Price (“NOCP”). In the event market quotations are not readily available or if events occur that may materially affect the value of a particular security between the time trading ends on a particular security and the close of regular trading on the
New York Stock Exchange (“NYSE”), “fair value” will be determined. Unlisted equity securities and listed equity securities not traded on the valuation date for which market quotations are readily available are valued at the last bid price. Futures, options on futures and swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or over-the-counter markets and are freely transferrable will be valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. If a composite option price is not available, then a quote provided by one of the authorized pricing vendors will be used. If neither a composite price nor a quote from an authorized pricing provider is available, and it is the day of expiration or post-expiration, expiring options will be priced at intrinsic value. Non-exchange-traded options for which over-the-counter quotations are not readily available are valued at the mean between the last bid and asked quotations. Debt obligations (including convertible securities) that are either investment grade or below investment grade and irrespective of days to maturity are valued at evaluated mean by one of the authorized third party pricing agents which rely on various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Certain instruments, such as repurchase agreements and demand notes, do not have values from third parties and are valued at amortized cost. Investments in registered open-end investment companies (including money market funds), other than exchange-traded funds, are valued at their reported net asset value (“NAV”).

Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the
Board of Trustees of the Master Portfolios and Spin-off Fund. In determining the fair value of a security, the Board of Trustees shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Portfolios with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Adviser or other funds and the method used to price the security in those funds;
(vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Adviser; (vii) the liquidity or illiquidity of the market for the security; and (viii) the value of a foreign security traded on other foreign markets. At September 30, 2019, 0.00% and 0.00% of the net assets of The Internet Portfolio and The Paradigm Portfolio, respectively, were fair valued securities. The other Master Portfolios and Spin-off Fund did not hold any fair valued securities at September 30, 2019.

and Spin-off Fund did not hold any fair valued securities at September 30, 2019.
Summary of Fair Value Exposure

Various inputs are used in determining the value of the Master Portfolio's and Spin-off Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that a Master Portfolio or the Spin-off Fund has the ability to access.
Level 2 -	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Master Portfolio or the Spin-off Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Internet Portfolio

The following is a summary of the inputs used to value the The Internet Portfolio's net assets as of September 30, 2019:

Assets^	Level 1		Level 2	Level 3		Total
Common Stocks	$66,313,240		$1,092	$–		$66,314,332
Unit Investment Trust	22,732,483		–	–		22,732,483
Escrow Notes	–		–	–	*	–	*
Short-Term Investments	–		34,147,000	–		34,147,000
Total Investments in Securities	$89,045,723		$34,148,092	$–	*	$123,193,815

During the nine-month period ended September 30, 2019, there were no transfers into or out of Level 3.
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
Description	Investments in Securities
Balance as of December 31, 2018	$-	*
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Net purchases and/or acquisitions	-
Net sales and/or write-offs	-
Transfer in and/or out of Level 3	-
Balance as of September 30, 2019	$-	*

Description	Fair Value at 9/30/2019		Valuation Techniques	Unobservable Input		Range
Escrow Notes	$-	*	Conservative Value Assigned Pending Bankruptcy Litigation Proceedings/Market Comparables	No active market		$0.00-$0.00

There is no active market for the Level 3 securities, so a conservative value is being assigned until such time as a market exists.

^	See Consolidated Portfolio of Investments for breakout of investments by industry classification.
*	Amount is less than $0.50.